Marketing Expenses (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	[2]	Dec. 31, 2022	[2]
Schedule Of Marketing Expenses [Line Items]
Total Marketing Expenses		$ (1,172)	$ (1,929)	[1]	$ (2,931)	[1]
Marketing expense
Schedule Of Marketing Expenses [Line Items]
Salaries, wages and related expenses	[3]	449	445		821
Share-based payment	[3]	30	528		149
PR and advertisement		619	787		1,661
Maintenance, office and software fees		15	41		59
Depreciation and amortization		22	54		84
D&O insurance		19	43		82
Others		$ 18	$ 31		$ 75

[1]	Restated- see Note 3 for details of discontinued operation
[2]	Restated- see Note 3 for discontinued operation
[3]	Including expenses in respect of related parties - see Note 15.